Business and Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended
Dec. 31, 2013 Office Facility ATM Payment
Business and Summary of Significant Accounting Policies [Abstract]
Number of banking offices	21
Number of drive up banking facility	1
Number of automated teller machines	27
Maximum period of refinement	1 year
Loans [Abstract]
Consecutive payments	2
Minimum balance of impaired loans over which impairment method is applied	$ 250,000
Earnings Per Share [Abstract]
Company issued pro rata, common stock dividend (in hundredths)	10.00%
Minimum [Member] | Core Deposits [Member]
Company's purchased accounting intangible assets subject to amortization [Line Items]
Core deposit amortization period	7 years
Minimum [Member] | Building Improvements [Member]
Premises and Equipment [Abstract]
Premises and equipment, Useful Life	10 years
Minimum [Member] | Equipment, fixtures and automobiles [Member]
Premises and Equipment [Abstract]
Premises and equipment, Useful Life	3 years
Maximum [Member] | Core Deposits [Member]
Company's purchased accounting intangible assets subject to amortization [Line Items]
Core deposit amortization period	15 years
Maximum [Member] | Building Improvements [Member]
Premises and Equipment [Abstract]
Premises and equipment, Useful Life	40 years
Maximum [Member] | Equipment, fixtures and automobiles [Member]
Premises and Equipment [Abstract]
Premises and equipment, Useful Life	10 years